Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of income (loss) from continuing operations before income tax (expense) benefit
Income from continuing operations before income tax expense is comprised of the following components for the years ended December 31, (in thousands):

	2014	2013	2012
Domestic operations	$9,882	$17,714	$7,565
Foreign operations	9,823	7,441	(1,395)
Income from continuing operations before income taxes	$19,705	$25,155	$6,170

Summary of income tax (expense) benefit
Income tax (expense) benefit attributable to continuing operations is comprised of the following components for the years ended December 31, (in thousands):

	Federal	Foreign	State	Total
2014:
Current	$(2,772)	$(3,035)	$(1,121)	$(6,928)
Deferred	(345)	(696)	158	(883)
Total income tax expense	$(3,117)	$(3,731)	$(963)	$(7,811)
2013:
Current	$(1,290)	$(3,004)	$(1,442)	$(5,736)
Deferred	(4,418)	259	162	(3,997)
Total income tax expense	$(5,708)	$(2,745)	$(1,280)	$(9,733)
2012:
Current	$(170)	$(2,995)	$(759)	$(3,924)
Deferred	(2,386)	1,090	(145)	(1,441)
Total income tax expense	$(2,556)	$(1,905)	$(904)	$(5,365)

Difference between the amount of tax expense provided and the amount of tax expense computed by applying the statutory federal income tax rate to income from continuing operations before income taxes
The differences between the amount of tax expense provided and the amount of tax expense computed by applying the statutory federal income tax rate to income from continuing operations before income taxes for the years ended December 31, are as follows (in thousands):

	2014	2013	2012
Expected tax expense at the statutory federal rate of 35%	$(6,897)	$(8,804)	$(2,160)
(Increase) decrease in taxes resulting from:
Change in valuation allowance	(770)	(726)	(2,422)
State income taxes, net	(626)	(917)	(588)
Foreign tax rate differences	659	828	374
Non-deductible expenses	(206)	(351)	(316)
Stock-based compensation and other	29	237	(253)
Total income tax expense	$(7,811)	$(9,733)	$(5,365)

Summary of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities of continuing operations at December 31, are as follows (in thousands):

	2014	2013
Deferred tax assets:
Alternative minimum tax credit carryforwards	$—	$86
State net operating loss carryforwards	513	605
Accrued expenses	3,457	3,257
Foreign subsidiaries, primarily NOLs, pension and accrued expenses	15,204	15,340
Other	1,685	1,843
Total gross deferred tax assets	20,859	21,131
Deferred tax liabilities:
Property and equipment and other long-term assets	(4,659)	(4,659)
Foreign deferred tax liabilities, primarily property and equipment	(309)	(400)
Net deferred tax asset before valuation allowance	15,891	16,072
Less valuation allowance	(10,028)	(9,258)
Net deferred tax asset	$5,863	$6,814

Summary of reconciliation of change in unrecognized tax benefits
A reconciliation of the change in the unrecognized tax benefits for the years ended December 31, is as follows (in thousands):

	2014	2013	2012
Balance at beginning of year	$1,139	$1,149	$1,053
Additions based on tax positions	193	398	381
Reductions for tax positions of prior years	(349)	—	—
Reductions due to lapses of statutes of limitations	(204)	(408)	(285)
Balance at end of year	$779	$1,139	$1,149